SHAREHOLDERS' CAPITAL - Classes of share capital (Details) - CAD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Statement Line Items [Line Items]
Balance, beginning of period	$ (495,288)
Balance, end of period	$ (215,843)	$ (348,825)	$ (495,288)
Issued capital
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	9,256,536
Balance, beginning of period	$ 1,246,829
Balance, end of period (in shares)	48,078,637		9,256,536
Balance, end of period	$ 1,537,863	$ 1,246,220	$ 1,246,829
Ordinary shares | Issued capital
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	4,594,371	4,533,211	4,533,211
Balance, beginning of period	$ 1,099,864	$ 1,088,538	$ 1,088,538
Share-based awards exercised (in shares)	91,854		61,160
Share-based units exercised	$ 929	10,717	$ 11,326
Issuance of shares due to Recapitalization (in shares)	43,392,412
Issuance of shares due to Recapitalization	$ 438,642
Issuance cost	$ (1,572)
Balance, end of period (in shares)	48,078,637		4,594,371
Balance, end of period	$ 1,537,863	$ 1,099,255	$ 1,099,864
Preference shares | Issued capital
Statement Line Items [Line Items]
Balance, beginning of period (in shares)	4,662,165	4,662,165	4,662,165
Balance, beginning of period	$ 146,965	$ 146,965	$ 146,965
Balance, end of period (in shares)			4,662,165
Balance, end of period		$ 146,965	$ 146,965
Exchanged to common shares (in shares)	(4,662,165)
Exchanged to common shares	$ (146,965)